Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
NET LOSS PER SHARE
10.	NET LOSS PER SHARE

For the years ended December 31, 2019, 2020 and 2021, the Group has determined that its convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Group uses the two-class method of computing net income per share, for ordinary shares and preferred shares according to the participation rights in undistributed earnings. However, undistributed loss is only allocated to ordinary shareholders because holders of preferred shares are not contractually obligated to share losses.

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss	(1,504,039)	(1,012,346)	(1,177,120)
Deemed dividend	-	(101,795)	-
Accretion of convertible redeemable preferred shares and redeemable ordinary shares	(508,130)	(837,856)	(2,217,489)
Net loss attributable to ordinary shareholders of Zhangmen Education Inc.	(2,012,169)	(1,951,997)	(3,394,609)
Denominator:
Weighted average ordinary shares outstanding-Basic and diluted	227,222,692	305,651,877	926,932,705
Basic and diluted loss per share	(8.86)	(6.39)	(3.66)

For the years ended December 31, 2019, 2020 and 2021, the following outstanding convertible redeemable preferred shares or share options were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Year ended December 31,
	2019	2020	2021
Shares issuable upon exercise of share option and restricted shares	63,412,260	70,886,760	22,773,654
Shares issuable upon conversion of convertible redeemable preferred shares	777,976,134	980,600,231	-